Employee Benefit Plans - Amounts Recognized on the Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 3,106	$ 4,131
Accrued expenses and other liabilities	0	0
Net amount recognized at December 31	3,106	4,131
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	252	205
Accrued expenses and other liabilities	(376)	(328)
Net amount recognized at December 31	(124)	(123)
Nonqualified and Other Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	786	777
Accrued expenses and other liabilities	(1,188)	(1,127)
Net amount recognized at December 31	(402)	(350)
Postretirement Health and Life Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Accrued expenses and other liabilities	(1,318)	(1,284)
Net amount recognized at December 31	$ (1,318)	$ (1,284)